Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Short-term Bank Loans and Notes Payable	$ 66,414,123	$ 68,313,619
Amortization of Leased Asset	48,406	67,131	$ 79,353
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,595,295	1,667,055	$ 1,898,402
Land Use Rights Sold		452,955
Proceeds from Sale of Intangible Assets		447,366
Gain (Loss) on Disposition of Intangible Assets		$ 5,589